Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2021 AUD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	$ 18,258				$ 21,598
Provisions recorded	$ 605				$ 763	$ 911
Number of shares issued | shares	1,972,000,000	1,972,000,000	1,972,000,000	1,972,000,000	1,959,000,000	1,957,000,000
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 2,000	R$ 11,300
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,900	10,500
Grupo Modelo Tax Matters [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 0.4
Interest Deduction On SAB Acquistions [Member]
Disclosure of detailed information about material tax [line items]
Tax assessment amount	300
Provisions recorded	100
Income taxes paid (refund), classified as financing activities	47
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 900	R$ 4,900
Ambev [member] | Legal proceedings contingent liability [member]
Disclosure of detailed information about material tax [line items]
Number of shares issued | shares	172,831,574	172,831,574	172,831,574	172,831,574
Percentage of shares issued diluted	1.00%
Arosuco [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 400	R$ 2,100
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	1,300	7,500
Tax Assessment During 2005 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded	10	54
Tax Assessment During 2005 [member] | Ambev [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	900	5,000
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,900	10,400
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200	1,000
Tax Assessment in December 2011 [member] | Ambev [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200	900
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	400	2,300
Tax Assessment in 2014 and 2015 [member] | Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	300	1,600
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	300	1,800
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100	500
Minas Gerais [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,500	8,400
State Of Pernambuco [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	400	R$ 2,000
Blocked account [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded	$ 77			€ 68
Deposits							$ 77	€ 68